Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Net loss from continuing operations attributable to Aurora shareholders	$ (3,273,827)	$ (293,653)
Net loss from discontinuing operations attributable to Aurora shareholders	(9,844)	144
Net loss attributable to Aurora shareholders	$ (3,283,671)	$ (293,509)
Weighted average number of common shares outstanding (in shares)	96,753,429	80,122,906
Continuing operations, basic and diluted loss per share (in CAD per share)	$ (33.84)	$ (3.66)
Discontinued operations, basic and diluted loss per share (in CAD per share)	(0.10)	0.00
Total operations (in CAD per share)	$ (33.94)	$ (3.66)